CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2020
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
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. CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, condensed financial information is required as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in deficit as such financial information is the same as the consolidated statements of changes in shareholders’ deficit.
The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and consolidated VIEs. For the parent company, the Company records its investments in subsidiaries and consolidated VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as ‘‘Investments in subsidiaries and consolidated VIE and VIE’s subsidiaries’’ and the subsidiaries and consolidated VIEs’ losses as ‘‘Equity in losses of subsidiaries and consolidated VIE and VIE’s subsidiaries’’ on the Condensed Statements of Comprehensive Loss. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, the losses of subsidiaries and consolidated VIEs regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
For the years ended September 30, 2018, 2019 and 2020, there were no
 m
aterial contingencies, significant provisions of long-term obligations, guarantees of the Company.
Translations of balances in the additional financial information of Parent Company—Financial Statements Schedule I from RMB into US$ as of and for the year ended September 30, 2020 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB 6.7896, as set forth in H.10 statistical release of the Federal Reserve Board on September 30, 2020. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on September 30, 2020, or at any other rate.
PARENT COMPANY
CONDENSED BALANCE SHEETS
(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	As of September 30,
	2019	2020
	RMB	RMB	USD
Assets
Cash and cash equivalents	101,157	6,015	886
Other receivables, deposits and other assets	1	—	—
Amounts due from subsidiaries and consolidated VIE and VIE’s subsidiaries	522,124	—	—

Total assets	623,282	6,015	886

Liabilities
Short-term borrowings	—	221,328	32,598
Accrued expenses and other current liabilities	—	13,126	1,933
Contingent earn-out liabilities	97,417	—	—
Convertible notes	—	206,251	30,377
Deficit of investments in subsidiaries and consolidated VIE and VIE’s subsidiaries	1,346,408	—	—
Amounts due to subsidiaries and consolidated VIE and VIE’s subsidiaries	—	1,569,388	231,146

Total liabilities	1,443,825	2,010,093	296,054

Series B convertible redeemable preferred shares (US$0.00001 par value, 160,000,000 shares authorized, issued and outstanding; liquidation value of RMB233,350 and RMB nil as of September 30, 2019 and 2020, respectively)	316,765	—	—
Series C convertible redeemable preferred shares (US$0.00001 par value, 120,000,000 shares authorized, issued and outstanding; liquidation value of RMB287,231 and RMB nil as of September 30, 2019 and 2020, respectively)	272,633	—	—
Series C-1 convertible redeemable preferred shares (US$0.00001 par value, 103,500,000 shares authorized, issued and outstanding; liquidation value of RMB255,213 and RMB nil as of September 30, 2019 and 2020, respectively)	236,320	—	—
Series C-2 convertible redeemable preferred shares (US$0.00001 par value, 273,360,850 shares authorized, issued and outstanding; liquidation value of RMB595,962 and RMB nil as of September 30, 2019 and 2020 , respectively )	599,767	—	—

Total mezzanine equity	1,425,485	—	—

Shareholders’ deficit:
Ordinary shares	27	92	14
Series A non-redeemable preferred shares	35,777	—	—
Treasury stock		(298,110)	(43,907)
Additional paid-in capital	—	2,085,099	307,102
Accumulated deficits	(2,275,924)	(3,809,516)	(561,081)
Accumulated other comprehensive (loss) income	(5,908)	18,357	2,704

Total shareholders’ deficit	(2,246,028)	(2,004,078)	(295,168)

Total liabilities, mezzanine equity and shareholders’ deficit	623,282	6,015	886

PARENT COMPANY
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
(Renminbi in thousands, unless otherwise stated)

	For the Years Ended September 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Selling, general and administrative expenses	(5,247)	(15,888)	(37,557)	(5,530)
Interest income (expenses)	2,096	1,761	(42,507)	(6,260)
Fair value change of contingent earn-out liabilities	6,164	42,404	97,417	14,348

Income before equity in losses of subsidiaries and consolidated VIEs and VIE’s subsidiaries	3,013	28,277	17,353	2,558
Equity in losses of subsidiaries and consolidated VIE and VIE’s subsidiaries	(502,935)	(526,614)	(1,550,994)	(228,439)

Net loss	(499,922)	(498,337)	(1,533,641)	(225,881)
Foreign currency translation adjustments	4,551	(7,621)	24,265	3,574
Deemed dividend	(135,547)	(307,389)	—	—

Comprehensive loss	(630,918)	(813,347)	(1,509,376)	(222,307)

CONDENSED STATEMENTS OF CASH FLOWS
(Renminbi in thousands, unless otherwise stated)

	For the Years Ended September 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Net cash used in operating activities	(3,805)	(20,149)	(17,452)	(2,570)
Net cash used in investing activities	(341,213)	(460,663)	(478,685)	(70,503)
Net cash provided by financing activities	185,133	530,002	401,227	60,987
Effect of exchange rate changes	3,455	2,087	(232)	(1,180)

Net (decrease) increase in cash and cash equivalents	(156,430)	51,277	(95,142)	(13,266)
Cash and cash equivalents and restricted cash at the beginning of the year	206,310	49,880	101,157	14,152

Cash and cash equivalents and restricted cash at the end of the year	49,880	101,157	6,015	886